Consolidated Statement of Changes in Equity - USD ($) shares in Millions, $ in Millions		Total	Cumulative effect from change in accounting policies, period of adoption adjustment [Member]		Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjustment [Member]		Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Cumulative other comprehensive income (loss) [Member]	Cumulative other comprehensive income (loss) [Member] Cumulative effect from change in accounting policies, period of adoption adjustment [Member]	[1]	Cumulative other comprehensive income (loss) [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Treasury stock [Member]	Unearned ESOP shares [Member]	Noncontrolling interests [Member]
Balance, beginning of period at Dec. 31, 2018		$ 197,066					$ 23,214	$ 9,136	$ 60,685	$ 158,163				$ (6,336)				$ (47,194)	$ (1,502)	$ 900
Balance, beginning of period (Accounting Standards Update (ASU) 2016-02 and ASU 2017-08 [Member]) at Dec. 31, 2018															$ 481		$ (5,855)
Balance, beginning of period (Accounting Standards Update (ASU) 2016-02 and ASU 2017-08 [Member], Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]) at Dec. 31, 2018	[2]		$ (459)	[1]	$ 196,607						$ (940)	[1]	$ 157,223
Beginning balance, shares at Dec. 31, 2018							9.4	4,581.3
Stockholders' Equity Period Increase (Decrease)
Net income																				491
Net income | Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]	[2]	20,206								19,715
Other comprehensive income (loss), net of tax		4,544				$ 4,544								4,544						0
Noncontrolling interests		(553)																		(553)
Common stock issued		2,157							9	(382)								2,530
Common stock issued, shares								48.7
Common stock repurchased		(24,533)																(24,533)
Common stock repurchased, shares								(502.4)
Preferred stock issued		0					$ 0		0
Preferred stock issued, shares							0.0
Preferred stock redeemed	[3]	(1,550)					$ (1,330)		0	(220)
Preferred stock redeemed, shares	[3]						(1.6)
Preferred stock released by ESOP		335							(24)										359
Preferred stock converted to common shares		0					$ (335)		(16)									351
Preferred stock converted to common shares, shares							(0.3)	6.8
Common stock dividends		(8,443)							86	(8,529)
Preferred stock dividends		(1,392)								(1,392)
Stock-based compensation		1,234							1,234
Net change in deferred compensation and related plans		(910)							(925)									15
Net change							$ (1,665)	$ 0	364					4,544				(21,637)	359	(62)
Net change | Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]	[2]	(8,905)								9,192
Net change, shares							(1.9)	(446.9)
Balance, end of period at Dec. 31, 2019							$ 21,549	$ 9,136	61,049					(1,311)				(68,831)	(1,143)	838
Balance, end of period (Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]) at Dec. 31, 2019	[2]	187,702								166,415
Balance, end of period (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2019	[4]		$ 990								$ 990
Balance, end of period (Accounting Standards Update 2016-13 [Member], Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]) at Dec. 31, 2019	[2]				$ 188,692								$ 167,405
Ending balance, shares at Dec. 31, 2019							7.5	4,134.4
Stockholders' Equity Period Increase (Decrease)
Net income																				285
Net income | Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]	[2]	3,662								3,377
Other comprehensive income (loss), net of tax		1,505				1,505								1,505						0
Noncontrolling interests		(91)																		(91)
Common stock issued		2,719							207	(1,449)								3,961
Common stock issued, shares								75.6
Common stock repurchased		(3,415)																(3,415)
Common stock repurchased, shares								(75.7)
Preferred stock issued		3,116					$ 3,183		(67)
Preferred stock issued, shares							0.1
Preferred stock redeemed	[5]	(3,602)					$ (3,347)		46	(301)
Preferred stock redeemed, shares	[5]						(1.9)
Preferred stock released by ESOP		249							(19)										268
Preferred stock converted to common shares		0					$ (249)		(243)									492
Preferred stock converted to common shares, shares							(0.2)	9.7
Common stock dividends		(5,015)							44	(5,059)
Preferred stock dividends		(1,290)								(1,290)
Stock-based compensation		643							643
Net change in deferred compensation and related plans		(1,461)							(1,463)									2
Net change							$ (413)	$ 0	(852)					1,505				1,040	268	194
Net change | Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]	[2]	(2,980)								(4,722)
Net change, shares							(2.0)	9.6
Balance, end of period at Dec. 31, 2020		185,712					$ 21,136	$ 9,136	60,197					194				(67,791)	(875)	1,032
Balance, end of period (Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]) at Dec. 31, 2020	[2]	185,712								162,683
Balance, end of period (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2020							$ 21,136	$ 9,136	60,197					194				(67,791)	(875)	1,032
Balance, end of period (Accounting Standards Update 2016-13 [Member], Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]) at Dec. 31, 2020	[6]	185,712								162,683
Ending balance, shares at Dec. 31, 2020							5.5	4,144.0
Ending balance, shares (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2020							5.5	4,144.0
Stockholders' Equity Period Increase (Decrease)
Net income		23,238								21,548										1,690
Other comprehensive income (loss), net of tax		(1,897)				$ (1,896)								(1,896)						(1)
Noncontrolling interests		(217)																		(217)
Common stock issued		2,095							(8)	(162)								2,265
Common stock issued, shares								43.8
Common stock repurchased		(14,464)																(14,464)
Common stock repurchased, shares								(306.4)
Preferred stock issued		5,756					$ 5,810		(54)
Preferred stock issued, shares							0.2
Preferred stock redeemed	[7]	(6,676)					$ (6,676)		87	(87)
Preferred stock redeemed, shares	[7]						(0.2)
Preferred stock released by ESOP		213							(16)										229
Preferred stock converted to common shares		0					$ (213)		(8)									221
Preferred stock converted to common shares, shares							(0.2)	4.4
Common stock dividends		(2,426)							29	(2,455)
Preferred stock dividends		(1,205)								(1,205)
Stock-based compensation		1,043							1,043
Net change in deferred compensation and related plans		(1,062)							(1,074)									12
Net change		4,398					$ (1,079)	$ 0	(1)	17,639				(1,896)				(11,966)	229	1,472
Net change, shares							(0.2)	(258.2)
Balance, end of period at Dec. 31, 2021		$ 190,110					$ 20,057	$ 9,136	$ 60,196	$ 180,322				$ (1,702)				$ (79,757)	$ (646)	$ 2,504
Ending balance, shares at Dec. 31, 2021							5.3	3,885.8

[1]	Effective January 1, 2019, we adopted Accounting Standards Update (ASU) 2016-02 – Leases (Topic 842) and subsequent related Updates, ASU 2017-08 – Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.
[2]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	Represents the impact of the partial redemption of preferred stock, Series K, in third quarter 2019.
[4]	Effective January 1, 2020, we adopted ASU 2016-13 – Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (CECL). For additional information, see Note 1 (Summary of Significant Accounting Policies) in our Annual Report on Form 10-K for the year ended December 31, 2020.
[5]	Represents the impact of the redemption of the remaining preferred stock, Series K, in first quarter 2020, and Series T and Series V in fourth quarter 2020.
[6]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[7]	Represents the impact of the redemption of Preferred Stock, Series I, Series P and Series W, in first quarter 2021; Preferred Stock, Series N, in second quarter 2021; and Preferred Stock, Series O and Series X, in third quarter 2021. For additional information, see Note 16 (Preferred Stock).